AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB Intermediate Bond Portfolio

(the “Portfolio”)

Supplement dated November 14, 2019 to the Portfolio’s Prospectuses and Summary Prospectuses dated May 1, 2019 (the “Prospectuses”).

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Effective December 15, 2019, the following replaces the chart under the heading “Portfolio Managers” in the Prospectuses for the Portfolio.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser

Shawn E. Keegan	Since 2007	Senior Vice President of the Adviser

Douglas J. Peebles	Since 2007	Senior Vice President of the Adviser

Janaki Rao	Since May 2019	Senior Vice President of the Adviser

Dimitri Silva	Since December 2019	Vice President of the Adviser

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Effective December 15, 2019, the following replaces certain information under the heading “Management of the Portfolios - Portfolio Managers” in the Prospectuses.

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years

Michael Canter; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Shawn E. Keegan; since 2007; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Douglas J. Peebles; since 2007; Senior Vice President of the Adviser, and Chief Investment Officer of AB Fixed Income	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Janaki Rao; since May 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Dimitri Silva; since December 2019; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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